Changes in Carrying Amount of Goodwill by Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Balance at beginning of year	¥ 119,021	¥ 125,189
Goodwill acquired during the year	961
Translation adjustments and other	10,861	(6,168)
Balance at end of year	130,843	119,021
Office Business Unit
Goodwill [Line Items]
Balance at beginning of year	102,060	107,301
Translation adjustments and other	9,288	(5,241)
Balance at end of year	111,348	102,060
Imaging System Business Unit
Goodwill [Line Items]
Balance at beginning of year	12,088	12,386
Translation adjustments and other	586	(298)
Balance at end of year	12,674	12,088
Industry and Others Business Unit
Goodwill [Line Items]
Balance at beginning of year	4,873	5,502
Goodwill acquired during the year	961
Translation adjustments and other	987	(629)
Balance at end of year	¥ 6,821	¥ 4,873